Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income Tax	Income Tax
Due to the Company’s early stage of development, it is not probable that future taxable profit will be available against which the unused tax losses can be utilized. As a consequence, net deferred tax assets are not recognized.
Management revised comparative balance sheets to offset deferred tax assets and liabilities in application of IAS12.74 for a total amount of €9.0 million, and €8.6 million as of 2023 and 2022 respectively. These amounts were determined to be immaterial to the prior periods. As of December 31, 2024, the balances offset amounted to €9.4 million.
Summary of related offset deferred tax :

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Deferred tax assets / Tax losses carryforwards	7,476	8,344	8,699
Deferred tax assets / Provision for defined benefit obligation	922	610	682
Deferred tax assets / Others	170	52	34
Deferred Tax assets	8,568	9,006	9,415
Deferred tax liabilities / Deferred revenue	7,636	8,233	8,754
Deferred tax liabilities / Lease contract (IFRS 16 application)	651	553	500
Deferred tax assets / Tax amortization	281	220	154
Deferred tax liabilities / Other	—	—	7
Deferred Tax liabilities	8,568	9,006	9,415
As of December 31, 2024, the accumulated tax losses carryforwards of Innate Pharma SA were €536,759 thousand with no expiration date (€466,153 and €483,570 thousand as of December 31, 2022 and 2023).
At December 31, 2023, the amount of losses carried forward by Innate Pharma S.A. at December 31, 2022 has been adjusted downwards by €277.0 thousand to take account of the impact of the tax audit.
As of December 31, 2024, the accumulated tax losses carryforwards of Innate Pharma Inc. was €16,427 thousand, or $17,066 thousand, (€14,198 thousand, or $16,446 thousand and €15,181 thousand, or $16,775 thousand as of December 31, 2022 and 2023, respectively), with a 20-year period expiration.

Accordingly, net deferred tax assets not recognized are :

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Deferred tax assets / Tax losses carryforwards - France	109,062	112,549	125,491
Deferred tax assets / Tax losses carry forwards - US	2,770	2,773	2,781
Deferred Tax assets / Tax losses carryforwards	111,832	115,321	128,272

Tax rate reconciliation

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Net income (loss) before tax	(58,103)	(7,570)	(49,471)
Statutory tax rate	25.00%	25.00%	25.00%
Income tax benefit / (expense) calculated at statutory tax rate	14,526	1,891	12,368
Increase / (decrease) in income tax benefit / (expenses) arising from:
Differences in tax rates	—	—
Research tax credit	1,971	2,457	1,872
Provision for defined benefit obligations	106	27	(72)
Share-based compensation	(1,062)	(1,064)	(986)
Revenue from collaboration agreements	2,210	1,095	(296)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(18,290)	(4,501)	(13,340)
Carry-back	—	—
Impact linked to intra-group merger operations	—	—
Impact linked to the exercise of a real estate leasing option	—	—
Others differences	539	94	454
Income tax benefit / (expense) (a)	—	—	—
Effective tax rate	0%	0%	0%
Deferred tax income / (loss) (b)	—	—	—
Income tax benefit / (expense) (a) + (b)	—	—	—